Financial Results	12 Months Ended
Dec. 31, 2022
FINANCIAL RESULTS.
Financial Results

34.  FINANCIAL RESULTS

Finance income and costs for the years ended December 31, 2022, 2021, and 2020, are as follows:

	For the years ended December 31,
	2022	2021	2020
Finance Income	ThCh$	ThCh$	ThCh$
Income from deposits and other financial instruments	19,898,958	3,259,801	7,324,057
Interests charged to customers in energy accounts and billing	16,001,236	13,130,196	12,477,393
Financial income by Law No.21,185 (1)	7,455,121	4,802,376	15,328,829
Financial update of decommissioning provisions Bocamina I, II and Tarapacá	1,197,149	4,720,818	—
Financial income by law No.21,340 and No.21,249 (5)	3,833,564	—	—
Other financial income	2,028,557	507,209	1,030,181
Total Financial Income	50,414,585	26,420,400	36,160,460

	For the years ended December 31,
	2022	2021	2020
Finance Costs	ThCh$	ThCh$	ThCh$
Bank loans	(11,590,144)	(2,727,697)	(7,151,030)
Bonds payable to the public not guaranteed	(92,414,063)	(85,990,347)	(84,268,247)
Lease obligations	(6,822,606)	(1,960,901)	(2,128,360)
Valuation of financial derivatives for cash flow hedging	(3,034,351)	(9,327,966)	(5,887,498)
Financial cost by Law No.21,185 (1)	(2,235,708)	(2,409,504)	(4,518,268)
Financial update of provisions (2)	(11,338,594)	(3,048,796)	(4,115,292)
Post-employment benefit obligations (3)	(3,072,155)	(1,818,983)	(2,146,386)
Debt formalization expenses and other associated expenses	(4,822,933)	(5,003,674)	(2,646,906)
Capitalized borrowing costs	83,292,276	61,513,684	33,109,819
Financial cost related companies	(72,780,613)	(42,066,043)	(35,079,947)
Assignment of rights and sale of accounts receivable to customers (4)	(31,626,916)	(49,933,286)	(533,615)
Financial costs by law No.21,340 and No.21,249 (5)	(1,046,173)	(10,345,206)	—
Interest on overdue payments to suppliers	(11,412,536)	(852,435)	—
Trade agreements with customers	(5,090,971)	(13,313,725)	—
Interest taxes remitted abroad	(10,380,979)	(2,829,996)	(3,930,283)
Other financial costs	(9,241,567)	(3,928,241)	(8,112,758)
Total	(193,618,033)	(174,043,116)	(127,408,771)
Gains or loss from indexed assets and liabilities, net (*)	5,862,890	5,897,520	2,085,768
Foreign currency exchange differences (**)	18,401,453	(15,334,368)	(23,272,231)
Total Finance Costs	(169,353,690)	(183,479,964)	(148,595,234)

Total Financial Results	(118,939,105)	(157,059,564)	(112,434,774)
(1)	Relates to finance income and costs generated by the temporary electric power pricing stabilization mechanism for customers subject to price regulation, as established in Law No. 21,185 (see Note 9).
(2)	See Note 25.
(3)	See Note 26.2, b).
(4)	See Note 9, section a.2.
(5)	Costs of applying a financial discount to accounts receivable related to the Basic Service Law (see Note 4.b).

The origins of the effects on results for the application of adjustment units and foreign exchange gains (losses) are as follows:

	For the years ended December 31,
	2022	2021	2020
Gains (losses) from Indexed Assets and Liabilities (*)	ThCh$	ThCh$	ThCh$
Other financial assets	41,683	—	—
Other non-financial assets	12,478,960	64,806	—
Trade and other receivables	3,086,549	1,837,037	2,212,324
Current tax assets and liabilities	4,405,500	4,168,869	1,026,963
Other financial liabilities (Financial Debt and Derivative Instruments)	41,681	2,743,973	980,933
Trade and other payables	(275,114)	(103,883)	241,532
Other provisions	(772,689)	(610,605)	(196,777)
Other non-financial liabilities	—	(101,358)	(643)
Subtotal	19,006,570	7,998,839	4,264,332

Inventories	57,829	20,926	—
Intangible assets other than goodwill	(130,899)	(77,239)	142
Property plant and equipment	2,453,485	1,451,708	764,982
Deferred tax liability	(9,635,742)	(1,429,582)	(548,505)
Equity	(5,842,818)	(2,143,830)	(2,434,384)
Other Provisions of Services	(1,900)	(1,849)	(1,246)
Personal expenses	286,371	161,385	130,213
Other fixed operating expenses	324,911	139,968	108,226
Financial income	(726,557)	(231,931)	(204,137)
Financial expenses	71,640	9,125	6,145
Subtotal Hyperinflation result (1)	(13,143,680)	(2,101,319)	(2,178,564)
Gains from indexed assets and liabilities net	5,862,890	5,897,520	2,085,768

	For the years ended December 31,
	2022	2021	2020
Foreign Currency Exchange Differences (**)	ThCh$	ThCh$	ThCh$
Cash and cash equivalents	(8,613,242)	1,863,916	10,110,166
Other financial assets	13,779,941	8,922,639	6,316,333
Other non-financial assets	(4,278,891)	(5,754,262)	6,086,388
Trade and other receivables (2) and (3)	(12,070,666)	59,815,718	(24,262,013)
Current tax assets and liabilities	475,285	47,239	(4,361,506)
Other financial liabilities (Financial Debt and Derivative Instruments)	28,913,122	(22,271,858)	(10,265,859)
Trade and other payables (2) and (3)	(25,910,351)	(27,326,682)	(1,023,613)
Accounts payable to related entities	34,745,005	(30,778,711)	(4,974,416)
Other non-financial liabilities	(8,638,750)	147,633	(897,711)
Total Foreign Currency Exchange Differences	18,401,453	(15,334,368)	(23,272,231)
(1)	Corresponds to the financial effect derived from the application of IAS 29 “Financial Reporting in Hyperinflationary Economies” on the branch held by the Enel Generación Chile Group in Argentina (see Note 2.9).
(2)	Contains the exchange effect of the dollarization of trade receivables and payables of ThCh$14,855,933 and ThCh$(2,940,425), respectively, as of December 31, 2022, (ThCH$51,620,491 and ThCh$(23,048,375)), respectively as of December 31, 2021 and ThCh$(36,494,889) and ThCh$11,234,506, respectively as of December 31, 2020), generated by the temporary mechanism for stabilizing electricity prices for customers subject to rate regulation, as established in Law No. 21,185 (see Notes 4.b).(i) and Note 9).
(3)	Contains the exchange effect of the dollarization of trade receivables and payables of ThCh$(10,220,465) and ThCh$3,106,322, respectively, generated by the temporary mechanism for stabilizing electricity prices for customers subject to rate regulation, as established in Law No. 21,472 (see Note 4.b).(ii) and Note 9).